Fair Value Measurements - Summary of Financial Liabilities Measured at Fair Value on Recurring Basis (Details) (10-K) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total assets fair value	$ 788	$ 1,103
Total liabilities fair value	26	194	$ 354
Fair Value, Inputs, Level 1 [Member]
Total assets fair value
Total liabilities fair value
Fair Value, Inputs, Level 2 [Member]
Total assets fair value
Total liabilities fair value
Fair Value, Inputs, Level 3 [Member]
Total assets fair value	788	1,103
Total liabilities fair value	26	194	354
Earn-Out [Member] | Fair Value, Inputs, Level 3 [Member]
Total liabilities fair value
Earn-Out [Member] | siParadigm [Member]
Total assets fair value	788	1,103
Earn-Out [Member] | siParadigm [Member] | Fair Value, Inputs, Level 1 [Member]
Total assets fair value
Earn-Out [Member] | siParadigm [Member] | Fair Value, Inputs, Level 2 [Member]
Total assets fair value
Earn-Out [Member] | siParadigm [Member] | Fair Value, Inputs, Level 3 [Member]
Total assets fair value	788	1,103
Warrant [Member]
Total liabilities fair value	26	178	248
Warrant [Member] | Fair Value, Inputs, Level 1 [Member]
Total liabilities fair value
Warrant [Member] | Fair Value, Inputs, Level 2 [Member]
Total liabilities fair value
Warrant [Member] | Fair Value, Inputs, Level 3 [Member]
Total liabilities fair value	$ 26	178	248	$ 4,403
Notes Payable [Member]
Total liabilities fair value		16	20
Notes Payable [Member] | Fair Value, Inputs, Level 1 [Member]
Total liabilities fair value
Notes Payable [Member] | Fair Value, Inputs, Level 2 [Member]
Total liabilities fair value
Notes Payable [Member] | Fair Value, Inputs, Level 3 [Member]
Total liabilities fair value		16	20
Other Derivatives [Member]
Total liabilities fair value			86
Other Derivatives [Member] | Fair Value, Inputs, Level 1 [Member]
Total liabilities fair value
Other Derivatives [Member] | Fair Value, Inputs, Level 2 [Member]
Total liabilities fair value
Other Derivatives [Member] | Fair Value, Inputs, Level 3 [Member]
Total liabilities fair value			$ 86